Exhibit 99.06

Schedule 5. Infinity Data Compare Report

EFMT DEPOSITOR LLC ABS-15G

Data Compare
Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
XXXX	XXXX	2096167		Prepayment Penalty Indicator	No	Yes			The Note dated XXXX does not reflect Prepayment Penalty.	Initial
XXXX	XXXX	2092658		Prepayment Penalty Term Months	12	1	11	1100.00000%	The Note dated XXXX reflects Prepayment Penalty Term as 12 Months.	Initial
XXXX	XXXX	2106502		Prepayment Penalty Indicator	No	Yes			The Note dated XXXX does not reflect Prepayment Penalty.	Initial
XXXX	XXXX	2110973		Number Of Units	1	2	-1	-50.00000%	The Appraisal dated XXXX reflects Number Of Units as 1.	Initial
XXXX	XXXX	2110973		Subject Property Type	Single Family	2 Family			The Appraisal dated XXXX reflects Subject Property Type as Single Family	Initial
XXXX	XXXX	2114500		Prepayment Penalty Indicator	No	Yes			The Note dated XXXX does not reflect Prepayment Penalty Term.	Initial